Shares Issued and Outstanding (Detail) - Shares Issued and Outstanding [Member] - shares	Jun. 30, 2021	Dec. 31, 2020
Shares Issued and Outstanding, in million [Line Items]
Shares issued	2,066.8	2,066.8
Shares in treasury	3.0	1.3
of which [Abstract]
Buyback	3.0	1.3
Other	0.0	0.0
Shares outstanding	2,063.7	2,065.4